Revenue from contracts with customers (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	SFr 1,866	SFr 2,164	SFr 2,670	SFr 4,030	SFr 5,889
Other securities business [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	16	13	15	29	28
Underwriting [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	125	239	626	364	1,615
Brokerage [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	586	690	693	1,276	1,601
Investment Advice [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	780	828	891	1,608	1,752
Service, Other [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	SFr 359	SFr 394	SFr 445	753	893
Bank
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers				4,040	5,952
Bank | Other securities business [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers				29	29
Bank | Underwriting [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers				370	1,664
Bank | Brokerage [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers				1,277	1,623
Bank | Investment Advice [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers				1,578	1,699
Bank | Service, Other [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers				SFr 786	SFr 937